Cover	Jun. 22, 2023
Statement [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 22, 2023
Entity File Number	001-40230
Entity Registrant Name	FORUM MERGER IV CORPORATION
Entity Central Index Key	0001842916
Entity Tax Identification Number	86-1556509
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1615 South Congress Avenue
Entity Address, Address Line Two	Suite 103
Entity Address, City or Town	Delray Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33445
City Area Code	(212)
Local Phone Number	739-7860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-fourth of one redeemable warrant
Statement [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-fourth of one redeemable warrant
Trading Symbol	FMIVU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Statement [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FMIV
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Statement [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	FMIVW
Security Exchange Name	NASDAQ